UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Newman Dignan & Sheerar, Inc.
Address:  30 Exchange Terrace
Providence, RI  02903




Form 13F File Number:  28-15421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Newman
Title:   Principal
Phone:   401-351-4010

Signature, Place, and Date of Signing:


 ---------------------    ---------------------     -------------------
 William Newman                Providence, RI             April 16, 2013

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                  -----------------------

Form 13F Information Table Entry Total:                   131
                                                  -----------------------

Form 13F Information Table Value Total:             $115,581.717
                                                  -----------------------


List of Other Included Managers:  NONE

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
3M Company                    	COMMON      88579Y101  	582.791		5,482.00  	   YES		N/A	     ALL/SOLE
Abbott Labs                   	COMMON      002824900	275.313		7,794.84           YES		N/A	     ALL/SOLE
Alerian MLP ETF               	COMMON      00162Q866  	220.968	       12,470.00	   YES		N/A	     ALL/SOLE
Amgen Inc                     	COMMON      031162100 	275.895		2,691.40	   YES		N/A	     ALL/SOLE
Analog Devices Inc            	COMMON      032654105	309.158		6,650.00	   YES		N/A	     ALL/SOLE
AON Corp                      	COMMON      G0408V102  	413.095		6,717.00	   YES		N/A	     ALL/SOLE
Apache                        	COMMON      037411105	929.818	       12,050.52	   YES		N/A	     ALL/SOLE
Apple Computer Inc            	COMMON      037833100 2,050.256		4,631.67           YES		N/A	     ALL/SOLE
AT&T Corp                     	COMMON      00206r102 1,055.223	       28,760.52           YES		N/A	     ALL/SOLE
Automatic Data Processing     	COMMON      053015103	382.961		5,889.00           YES		N/A	     ALL/SOLE
Baidu Com Inc Adr             	ADR   	    056752108	293.093		3,342.00           YES		N/A	     ALL/SOLE
Bank Of America               	COMMON      060505104	654.754	       53,756.51           YES		N/A	     ALL/SOLE
Barclays TIP iShares          	ETF         464287176	318.571		2,627.00           YES		N/A	     ALL/SOLE
Berkshire Hathaway Cl B       	COMMON      084670702 1,092.537	       10,485.00           YES		N/A	     ALL/SOLE
BHP Billiton Ltd Adr          	ADR   	    088606108	494.406		7,225.00           YES		N/A	     ALL/SOLE
Biotech/Genome Powershares Ind	ETF         73935X856  	943.920	       36,000.00           YES		N/A	     ALL/SOLE
BMC Software                  	COMMON      055921100	584.684	       12,620.00           YES		N/A	     ALL/SOLE
Bristol Myers Squibb          	COMMON      11012210  1,927.756	       46,801.57           YES		N/A	     ALL/SOLE
Capital One Financial Cp      	COMMON      14040H105  	784.686	       14,280.00           YES		N/A	     ALL/SOLE
Carlisle Companies Inc        	COMMON      142339100	271.160		4,000.00           YES		N/A	     ALL/SOLE
CenturyLink                   	COMMON      156700106	246.050		7,004.00           YES		N/A	     ALL/SOLE
ChevronTexaco Corp            	COMMON      166764100 2,173.659	       18,293.72           YES		N/A	     ALL/SOLE
China Mobile H K Adr          	ADR   	    16941M109  	392.365		7,385.00           YES		N/A	     ALL/SOLE
Chubb Corp                    	COMMON      171232101	211.209		2,413.00           YES		N/A	     ALL/SOLE
Cisco Systems                 	COMMON      17275R102 1,036.329	       49,597.00           YES		N/A	     ALL/SOLE
Citigroup Inc                 	COMMON      172674424	256.459		5,797.00           YES		N/A	     ALL/SOLE
Coca Cola                     	COMMON      191216100	708.953	       17,531.00           YES		N/A	     ALL/SOLE
Colgate Palmolive Co          	COMMON      194162103	376.515		3,190.00           YES		N/A	     ALL/SOLE
Conoco Phillips               	COMMON      20825c104  	497.087		8,271.00           YES		N/A	     ALL/SOLE
Corning Inc                   	COMMON      219350105	487.554	       36,575.75           YES		N/A	     ALL/SOLE
Covidien Ltd                  	COMMON      G2554F11  1,828.016	       26,946.00           YES		N/A	     ALL/SOLE
Cummins Inc                   	COMMON      231021106   469.841		4,057.00           YES		N/A	     ALL/SOLE
CVS Caremark                  	COMMON      126650100 1,574.986	       28,641.33           YES		N/A	     ALL/SOLE
Danaher Corp                  	COMMON      235851102	464.322		7,471.00           YES		N/A	     ALL/SOLE
Deere & Company               	COMMON      244199105 1,200.882	       13,967.00           YES		N/A	     ALL/SOLE
Diageo Plc                    	COMMON      25243q205  	289.683		2,302.00           YES		N/A	     ALL/SOLE
DIRECTV                       	COMMON      25490A309  	468.848		8,285.00           YES		N/A	     ALL/SOLE
Disney Walt Co                	COMMON      254687106	588.217	       10,355.94           YES		N/A	     ALL/SOLE
Dominion Res Inc Va           	COMMON      25746u109  	451.069		7,753.00           YES		N/A	     ALL/SOLE
Du Pont E I De Nemours        	COMMON      263534109	605.671	       12,320.42           YES		N/A	     ALL/SOLE
EMC Corp                      	COMMON      268648102	741.856	       31,053.00           YES		N/A	     ALL/SOLE
Emerson Electric                COMMON      291011104  1,041.249       18,637.00           YES		N/A	     ALL/SOLE
Exxon-Mobil                   	COMMON      30231G102  2,773.812       30,782.51           YES		N/A	     ALL/SOLE
Fiserv Inc.                   	COMMON      337738108	 357.590	4,070.00           YES		N/A	     ALL/SOLE
Fluor Corp                    	COMMON      343412102	 230.495	3,474.99           YES		N/A	     ALL/SOLE
Ford Motor Corp               	COMMON      345370860	 154.106       11,719.11           YES		N/A	     ALL/SOLE
Freeport McMoRan Cp&Gld       	COMMON      35671D857  	 277.212	8,375.00           YES		N/A	     ALL/SOLE
Galena Biopharma Inc          	COMMON      363256108	  21.000       10,000.00           YES		N/A	     ALL/SOLE
General Electric              	COMMON      369604103  3,478.404      150,450.04           YES		N/A	     ALL/SOLE
Google Inc.                   	COMMON      38259P508  	 722.711	  910.00           YES		N/A	     ALL/SOLE
Government Property Income Tru	COMMON      38376A103  1,056.731       41,070.00           YES		N/A	     ALL/SOLE
H J Heinz Co                  	COMMON      423074103	 221.031	3,058.41           YES		N/A	     ALL/SOLE
H S B C Hldgs  6.2% Pfd       	PFD         404280604	 483.230       19,100.00           YES		N/A	     ALL/SOLE
Harman Intl Inds Inc          	COMMON      413086109	 784.059       17,568.00           YES		N/A	     ALL/SOLE
Hasbro Inc                    	COMMON      418056107	 642.886       14,631.00           YES		N/A	     ALL/SOLE
Health Care Reit Inc          	COMMON      42217K106  	 281.826	4,150.00           YES		N/A	     ALL/SOLE
Home Depot                    	COMMON      452308109	 274.656	4,507.00           YES		N/A	     ALL/SOLE
Intel Corp                    	COMMON      458140100  1,670.150       76,489.62           YES		N/A	     ALL/SOLE
International Business Machine	COMMON      459200101	 581.326	2,725.39           YES		N/A	     ALL/SOLE
iShares Inv. Grade Corp. Bd.  	ETF         464287242	 434.637	3,625.00           YES		N/A	     ALL/SOLE
iShares MSCI Emrg Mkt Fd      	ETF 	    464287234	 346.821	8,109.00           YES		N/A	     ALL/SOLE
iShares S&P 500 Barra Gr. Fd. 	ETF 	    464287309	 529.036	6,421.90           YES		N/A	     ALL/SOLE
iShares S&P 500 Barra Value Fd	ETF 	    464287408	 461.250	6,250.00           YES		N/A	     ALL/SOLE
iShares S&P Midcap 400 Index  	ETF 	    464287507  2,038.744       17,717.43           YES		N/A	     ALL/SOLE
iShares S&P Smallcap 600 Index	ETF 	    464287804  1,908.404       21,920.57           YES		N/A	     ALL/SOLE
iShares Silver Trust          	ETF 	    46428Q109 	 244.264	8,905.00           YES		N/A	     ALL/SOLE
J P Morgan Chase & Co         	COMMON      46625h100  1,373.989       28,950.47           YES		N/A	     ALL/SOLE
Johnson & Johnson             	COMMON      478160104  3,084.440       37,831.97           YES		N/A	     ALL/SOLE
Kraft Foods Group             	COMMON      50076Q106  	 200.297	3,887.00           YES		N/A	     ALL/SOLE
Lab Cp Of America             	COMMON      50540R409  	 693.277	7,686.00           YES		N/A	     ALL/SOLE
Lowes Companies               	COMMON      548661107	 367.320	9,686.72           YES		N/A	     ALL/SOLE
McDonalds Corp                	COMMON      580135101  1,529.962       15,347.20           YES		N/A	     ALL/SOLE
Merck & Co Inc                	COMMON      58933y105  1,442.887       32,644.51           YES		N/A	     ALL/SOLE
Metlife Inc                   	COMMON      59156R108  	 652.803       17,170.00           YES		N/A	     ALL/SOLE
Microsoft Corp                	COMMON      594918104  1,983.671       69,347.00           YES		N/A	     ALL/SOLE
Molson Coors Brewing Cl B     	COMMON      60871R209  	 701.900       14,345.00           YES		N/A	     ALL/SOLE
Mondelez Intl Inc Cl A        	COMMON      609207105	 419.887       13,715.08           YES		N/A	     ALL/SOLE
Murphy Oil                    	COMMON      626717102	 317.375	4,980.00           YES		N/A	     ALL/SOLE
Nabors Industries             	COMMON      G6359F103  	 450.429       27,770.00           YES		N/A	     ALL/SOLE
National Oilwell Varco, Inc.  	COMMON      637071101	 249.676	3,529.00           YES		N/A	     ALL/SOLE
Novartis  A G                 	COMMON      66987V109  	 453.727	6,369.00           YES		N/A	     ALL/SOLE
Nvidia Corp                   	COMMON      67066G104  	 371.364       28,945.00           YES		N/A	     ALL/SOLE
Oracle Systems                	COMMON      68389x105  1,012.025       31,303.00           YES		N/A	     ALL/SOLE
Pepsico                       	COMMON      713448108  2,181.244       27,572.30           YES		N/A	     ALL/SOLE
Pfizer Inc                    	COMMON      717081103	 576.565       19,978.00           YES		N/A	     ALL/SOLE
Philip Morris Intl Inc        	COMMON      718172109	 432.511	4,665.21           YES		N/A	     ALL/SOLE
Plum Creek Timber             	COMMON      729251108	 358.383	6,865.59           YES		N/A	     ALL/SOLE
PowerShares Preferred         	ETF         73936T565  	 447.660       30,084.69           YES		N/A	     ALL/SOLE
PPG Inds Inc                  	COMMON      693506107	 222.072	1,658.00           YES		N/A	     ALL/SOLE
PPL Corp                      	COMMON      69351T106  1,223.594       39,080.00           YES		N/A	     ALL/SOLE
Procter & Gamble Inc          	COMMON      742718109  2,587.219       33,574.09           YES		N/A	     ALL/SOLE
PwrShs Financial Pfd          	ETF         73935X229  	 622.737       33,607.00           YES		N/A	     ALL/SOLE
PwrShs S&P 500 Low Volatility 	MUTUAL FD   73937B779  	 320.881       10,324.37           YES		N/A	     ALL/SOLE
Raytheon Corp Cl B            	COMMON      755111507	 220.462	3,750.00           YES		N/A	     ALL/SOLE
Royal Dutch Shell PLC         	COMMON      780259206	 290.352	4,456.00           YES		N/A	     ALL/SOLE
Rydex S&P 500 Eq. Wgt.        	ETF 	    78355W106 	 552.445	9,263.00           YES		N/A	     ALL/SOLE
S&P 400 Mid-Cap SPDR          	ETF 	    78467Y107 	 311.014	1,483.00           YES		N/A	     ALL/SOLE
S&P 500 Spdr                  	ETF	    78462F103 	 629.030	4,015.00           YES		N/A	     ALL/SOLE
Schlumberger Ltd              	COMMON      806857108	 836.671       11,172.00           YES		N/A	     ALL/SOLE
Schwab Dow Jones US Div Eq ETF	MUTUAL FD   808524797  2,994.768       94,204.72           YES		N/A	     ALL/SOLE
Schwab Dow Jones US Large Cap 	MUTUAL FD   808524201	 337.949	9,048.18           YES		N/A	     ALL/SOLE
Schwab Dow Jones US Large Grow	MUTUAL FD   808524300  4,166.058      111,870.53           YES		N/A	     ALL/SOLE
Schwab Dow Jones US Large Valu	MUTUAL FD   808524409  5,168.358      145,669.63           YES		N/A	     ALL/SOLE
Schwab Dow Jones US Mid-Cap   	MUTUAL FD   808524508	 664.513       21,048.91           YES		N/A	     ALL/SOLE
Schwab Dow Jones US Sm-Cap ETF	MUTUAL FD   808524607  3,216.978       75,057.83           YES		N/A	     ALL/SOLE
Schwab FTSE Emerging Mkt ETF  	MUTUAL FD   808524706  2,442.134       95,582.58           YES		N/A	     ALL/SOLE
Schwab US TIPS ETF            	MUTUAL FD   808524870	 227.793	3,925.38           YES		N/A	     ALL/SOLE
SPDR DJ Wilshire Global Real E	MUTUAL FD   78463X749  	 328.012	7,401.00           YES		N/A	     ALL/SOLE
SPDR Gold Shares              	MUTUAL FD   78463V107  1,762.966       11,413.00           YES		N/A	     ALL/SOLE
SPDR S&P Biotech ETF          	MUTUAL FD   78464A870  	 425.488	4,260.00           YES		N/A	     ALL/SOLE
SPDR S&P Dividend ETF         	MUTUAL FD   78464A763  2,788.203       42,251.91           YES		N/A	     ALL/SOLE
State Street Boston Corp      	COMMON      857477103	 719.420       12,175.00           YES		N/A	     ALL/SOLE
Sysco Inc                     	COMMON      871829107	 269.174        7,653.54           YES		N/A	     ALL/SOLE
Templeton Global Income Fd    	ETF 	    880198106	 283.510       30,225.00           YES		N/A	     ALL/SOLE
Tesco Plc ADR                 	ADR   	    88157K101	 190.597       10,910.00           YES		N/A	     ALL/SOLE
Thermo Fisher Scientific      	COMMON      883556102	 754.573	9,865.00           YES		N/A	     ALL/SOLE
Toronto Dominion Bank         	COMMON      891160509	 226.910	2,725.00           YES		N/A	     ALL/SOLE
Travelers Inc                 	COMMON      89417E109	 316.554	3,760.00           YES		N/A	     ALL/SOLE
Tyco Intl                     	COMMON      H89128104  	 268.800	8,400.00           YES		N/A	     ALL/SOLE
U S Bancorp                   	COMMON      902973304  1,001.783       29,525.00           YES		N/A	     ALL/SOLE
Union Pacific Corp            	COMMON      907818108	 302.947	2,127.29           YES		N/A	     ALL/SOLE
United Technologies CP        	COMMON      913017109	 764.537	8,183.00           YES		N/A	     ALL/SOLE
Vanguard Consumer Staples     	ETF         92204A207  	 363.131	3,605.00           YES		N/A	     ALL/SOLE
Vanguard Int'l Eqty Index     	ETF         922042775  1,511.840       32,610.89           YES		N/A	     ALL/SOLE
Vanguard Utilities            	ETF         92204A876  	 430.530	5,080.00           YES		N/A	     ALL/SOLE
Vanguard Value                	ETF         922908744  1,481.922	22,614.42          YES		N/A	     ALL/SOLE
Verizon Communications        	COMMON      92343V104  1,826.729	37,166.42          YES		N/A	     ALL/SOLE
Wells Fargo & Company         	COMMON      949746101  1,014.820	27,435.00          YES		N/A	     ALL/SOLE
Wisdomtree Emerg Mkts SmCap Di	ETF         97717W281  1,670.082	32,372.22          YES		N/A	     ALL/SOLE
Wisdomtree Emerging Mkts Eq-In	ETF         97717W315  	 310.208	 5,634.00          YES		N/A	     ALL/SOLE

                              	           	     115,581.717
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